UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-10401

Trust for Professional Managers
(Exact name of registrant as specified in charter)

615 East Michigan Street
Milwaukee, WI 53202
(Address of principal executive offices) (Zip code)

Rachel A. Spearo
U.S. Bancorp Fund Services, LLC
615 East Michigan Street
Milwaukee, WI 53202
(Name and address of agent for service)

(414) 765-5384
Registrant's telephone number, including area code

Date of fiscal year end: August 31, 2008

Date of reporting period:  November 30, 2007

Item 1. Schedule of Investments.

Fusion Global Long Short Fund
Schedule of Investments
Novermber 30, 2007 (Unaudited)

Exchange Traded Funds 60.24%	Shares	Market Value
iPath Dow Jones-AIG Commodity Index Total Return ETN	850	$ 45,790
iShares Russell 1000 Value Index Fund	290	23,713
iShares Lehman 20+ Year Treasury Bond Fund	1,000	94,380
iShares Russell 1000 Growth Index Fund	750	45,998
iShares Russell 2000 Growth Index Fund	280	23,377
Powershares DB US Dollar Index Bearish Fund	1,600	44,896
Total Exchange Traded Funds (Cost $279,005)		278,154

Short-Term Investments 74.03%
AIM STIT - STIC Prime Portfolio	115,276	115,276
Fidelity Institutional Money Market Portfolio	115,276	115,276
AIM STIT - Treasury Portfolio	109,566	109,566
AIM Liquid Assets	1,724	1,724
Total Short-Term Investments (Cost $341,842)		341,842

Total Investments 134.27%		619,995
(Cost $620,847)
Liabilities, less Other Assets (34.27)%		(158,250)
Net Assets 100.00%		$ 461,745

The cost basis of investments for federal income tax purposes at November 30, 2007 was as follows*:

Cost of investments	$ 625,556
Gross unrealized appreciation	644
Gross unrealized depreciation	(1,496)
Net unrealized depreciation	$ (852)

*Because tax adjustments are calculated annually, the above table does not reflect tax adjustments.
Tax adjustments will be made as part of the Fund's first annual report, which will be dated August
31, 2008.

Item 2. Controls and Procedures.

(a)
The Registrant’s President/Chief Executive Officer and Treasurer/Chief Financial Officer have concluded that the Registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (the “1940 Act”)) are effective as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act and Rule 15d-15(b) under the Securities Exchange Act of 1934, as amended.

(b)
There were no changes in the Registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) that occurred during the Registrant's last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the Registrant's internal control over financial reporting.

Item 3. Exhibits.

File as exhibits a separate certification for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the 1940 Act.  Filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Trust for Professional Managers

By       /s/ Joseph Neuberger
Joseph Neuberger, President and Treasurer

Date    January 22, 2008

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following person on behalf of the registrant and in the capacities and on the date indicated.

Trust for Professional Managers

By       /s/ Joseph Neuberger
Joseph Neuberger, President and Treasurer

Date    January 22, 2008